Cover	Nov. 04, 2022
Cover [Abstract]
Entity Registrant Name	Instadose Pharma Corp.
Entity Central Index Key	0001697587
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 04, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	81-3599639
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-216292
Entity Address Address Line 1	5500 North Service Road.
Entity Address Address Line 2	Suite 301
Entity Address City Or Town	Burlington
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	L7L 6W6
City Area Code	905
Local Phone Number	218-3593